ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Major items of assets and liabilities reclassified as held for sale, table
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2021
Assets
Cash and cash equivalents	$16
Restricted cash	8
Trade receivables and other current assets	13
Property, plant and equipment	759
Other long-term assets	2
Assets held for sale	$798
Liabilities
Current liabilities	$9
Long-term debt	361
Other long-term liabilities	31
Liabilities directly associated with assets held for sale	$401